CONSOLIDATED BALANCE SHEETS	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)
Current assets:
Cash and cash equivalents	$ 2,966,389,002	¥ 19,215,674,674	$ 818,316,064	¥ 5,300,887,799
Restricted cash	353,033,837	2,286,882,592		836,394,951
Short-term investments	1,271,386,198	8,235,785,516		6,438,854,587
Accounts receivable, net	486,394,820	3,150,768,364		1,826,765,949
Due from related parties	148,475,016	961,791,458		10,568,937
Prepayments and other current assets	1,042,015,164	6,749,965,827		2,469,707,335
Deferred tax assets, current				193,503,366
Total current assets	6,267,694,037	40,600,868,431		17,076,682,924
Long-term deposits and prepayments	75,146,804	486,785,968		225,269,063
Long-term loan receivable	89,308,740	578,524,154		192,871,939
Long-term receivables due from related parties	83,965,480	543,911,586		510,039,284
Land use rights	15,796,749	102,328,181		104,568,868
Property, equipment and software	857,692,349	5,555,959,499		5,220,626,461
Investments	2,141,239,850	13,870,523,498		5,318,756,447
Goodwill	7,053,388,635	45,690,440,903		1,892,507,708
Intangible assets	1,699,329,274	11,007,915,171		668,202,371
Deferred tax assets, non-current	62,572,875	405,334,569
Total assets	18,346,134,793	118,842,591,960		31,209,525,065
Current liabilities:
Short-term debt	1,962,118,836	12,710,213,398		3,560,488,641
Accounts payable	917,672,926	5,944,501,681		2,304,111,525
Due to related parties	318,467,065	2,062,965,953		17,049,103
Salary and welfare payable	184,737,386	1,196,691,839		525,157,105
Taxes payable	253,385,320	1,641,379,425		339,452,319
Advances from customers	919,421,301	5,955,827,306		3,937,477,522
Accrued liability for customer reward program	91,596,964	593,346,816		430,852,908
Other payables and accruals	549,749,552	3,561,167,650		1,600,113,658
Total current liabilities	5,197,149,350	33,666,094,068		12,714,702,781
Deferred tax liabilities, non-current	470,107,041	3,045,259,390		132,506,644
Long-term Debt	2,833,463,253	18,354,608,260		7,984,588,052
Other long-term liabilities	14,156,390	91,702,261
Total liabilities	$ 8,514,876,034	¥ 55,157,663,979		20,831,797,477
Commitments and contingencies (Note 21)
Shareholders' equity
Share capital (US$0.01 par value; 175,000,000 shares authorized, 35,146,982 and 51,167,228 shares outstanding as of December 31, 2014 and 2015, respectively.)	$ 636,211	¥ 4,121,245		3,085,272
Additional paid-in capital	5,864,904,590	37,991,678,952		4,828,021,816
Statutory reserves	26,079,992	168,940,969		134,098,747
Accumulated other comprehensive income	86,461,033	560,077,281		443,579,376
Retained earnings	1,265,682,587	8,198,838,659		5,726,024,997
Less: Treasury stock (3,323,262 and 3,577,357 shares as of December 31, 2014 and 2015, respectively.)	(366,316,863)	(2,372,927,372)	$ (259,000,000)	(1,605,630,913)
Total Ctrip.com International, Ltd. shareholders' equity	6,877,447,550	44,550,729,734		9,529,179,295
Non-controlling interests	2,953,811,209	19,134,198,247		848,548,293
Total shareholders' equity	9,831,258,759	63,684,927,981		10,377,727,588
Total liabilities and shareholders' equity	$ 18,346,134,793	¥ 118,842,591,960		¥ 31,209,525,065